EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Consolidated Other Comprehensive Income (OCI) (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Balance	$ 33,348,269	$ 29,554,348	$ 25,478,109
Balance	35,439,557	33,348,269	29,554,348
Accumulated other comprehensive income including non-controlling interests
Disclosure of analysis of other comprehensive income by item [line items]
Balance	1,950,502	1,248,772	1,458,523
Current period change	(229,311)	701,730	(209,751)
Balance	1,721,191	1,950,502	1,248,772
AOCI related to foreign currency translation differences from hedged foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(209,714)	(206,783)	(207,324)
Current period change	(517,989)	(2,931)	541
Balance	(727,703)	(209,714)	(206,783)
AOCI related to revaluation investment properties
Disclosure of analysis of other comprehensive income by item [line items]
Balance	5,288
Current period change	9,014	5,288
Balance	14,302	5,288
AOCI related to cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(874)	(14,343)	5,446
Current period change	832	13,469	(19,789)
Balance	(42)	(874)	(14,343)
AOCI related to foreign currency translation differences from unhedged foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(338,077)	(466,212)	(166,408)
Current period change	(548,706)	128,135	(299,804)
Balance	(886,783)	(338,077)	(466,212)
AOCI related to debt securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance	387,678	(38,622)	68,462
Current period change	172,906	426,300	(107,084)
Balance	560,584	387,678	(38,622)
AOCI related to equity securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance	722,055	484,274	618,358
Current period change	193,880	237,781	(134,084)
Balance	915,935	722,055	484,274
Investments in associates and joint ventures
Disclosure of analysis of other comprehensive income by item [line items]
Balance	102,285	111,346	88,946
Current period change	13,059	(9,061)	22,400
Balance	115,344	102,285	111,346
Actuarial Gains Losses From Defined Benefit Pension Plan
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(175,666)	(114,444)	(132,457)
Current period change	(9,488)	(61,222)	18,013
Balance	(185,154)	(175,666)	(114,444)
Income tax relating to OCI
Disclosure of analysis of other comprehensive income by item [line items]
Balance	1,457,527	1,493,556	1,183,500
Current period change	457,181	(36,029)	310,056
Balance	$ 1,914,708	$ 1,457,527	$ 1,493,556